Summary of Significant Accounting Policies - Schedule of Revenues (Details) (Sounds Concept, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 32,000	$ 6,000
Cost of Goods Sold	52,000	8,000
Sound Concepts, Inc. [Member]
Total revenues	12,734,000	11,546,000
Cost of Goods Sold	7,121,000	6,293,000
Gross Profit (Loss)	5,613,000	5,253,000
Sound Concepts, Inc. [Member] | Digital Revenue [Member]
Total revenues	3,702,000	3,087,000
Cost of Goods Sold	505,000	427,000
Gross Profit (Loss)	3,197,000	2,660,000
Sound Concepts, Inc. [Member] | Corporate and Fulfilment [Member]
Total revenues	7,258,000	7,649,000
Cost of Goods Sold	4,829,000	5,027,000
Gross Profit (Loss)	2,429,000	2,622,000
Sound Concepts, Inc. [Member] | Shipping Revenue [Member]
Total revenues	1,774,000	810,000
Cost of Goods Sold	1,787,000	839,000
Gross Profit (Loss)	$ (13,000)	$ (29,000)